INCOME TAXES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Tax [Line Items]
Deferred Tax Assets	$ 327,707	$ 287,017
Deferred Tax Liabilities, Net	2,104,611	2,027,185
Deferred tax expense (income)	12,737	(322,616)	$ (134,171)
Unused tax losses [member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Assets	110,526	24,972
Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Liabilities, Net	2,104,611	2,027,185	1,800,705	$ 1,690,923
Deferred tax (expense) income recognised in profit or loss	66,979	238,484	141,472
Deferred tax liabilities [Member] | Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Deferred tax (expense) income recognised in profit or loss	(66,979)	(238,484)	(141,472)
Deferred Tax Assets [Member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Assets	327,707	287,017	342,860	336,803
Deferred tax (expense) income recognised in profit or loss	79,716	(84,132)	7,301
Deferred Tax Assets [Member] | Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Deferred tax (expense) income recognised in profit or loss	(4,214)	15,783	4,696
Deferred Tax Assets [Member] | Unused tax losses [member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Assets	110,664	24,972	126,405	$ 133,221
Deferred tax (expense) income recognised in profit or loss	84,068	(99,915)	$ 2,605
Deductible Difference [Member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Assets	327,707	287,017
Deductible Difference [Member] | Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Assets	217,181	262,045
Deductible Difference [Member] | Unused tax losses [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets – Tax loss carryforward	110,526	24,972
Taxable Difference [Member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Liabilities, Net	2,104,611	2,027,185
Taxable Difference [Member] | Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Liabilities, Net	2,104,611	$ 2,027,185
Taxable Difference [Member] | Deferred Tax Assets [Member] | Unused tax losses [member]
Disclosure Of Income Tax [Line Items]
Deferred tax (expense) income recognised in profit or loss	$ 83,930